COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares/Units	Value
COMMON STOCK	117.9%
AUSTRALIA	7.0%
AIRPORTS	1.9%
Sydney Airport		10,241,211	$35,384,391

ELECTRIC	1.0%
Spark Infrastructure Group(a)		16,454,821	19,870,102

REAL ESTATE	0.0%
DIVERSIFIED	0.0%
Charter Hall Group		30,865	129,465
Mirvac Group		274,779	349,105

			478,570

INDUSTRIALS	0.0%
Goodman Group		17,700	129,735

TOTAL REAL ESTATE			608,305

TOLL ROADS	4.1%
Transurban Group(a)		10,372,329	77,259,653

TOTAL AUSTRALIA			133,122,451

AUSTRIA	0.0%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		3,611	123,140

BELGIUM	0.9%
ELECTRIC	0.9%
Elia System Operator SA/NV		167,847	16,348,799

REAL ESTATE	0.0%
RESIDENTIAL	0.0%
Aedifica SA		1,259	130,686

SELF STORAGE	0.0%
Warehouses De Pauw SCA		5,562	158,764

TOTAL REAL ESTATE			289,450

TOTAL BELGIUM			16,638,249

BRAZIL	1.1%
RAILWAYS	0.6%
Rumo SA(b)		3,222,328	12,185,821

TOLL ROADS	0.5%
Ccr SA		4,219,079	9,524,412

TOTAL BRAZIL			21,710,233

		Shares/Units	Value
CANADA	9.2%
ELECTRIC	1.4%
Hydro One Ltd., 144A(c)		1,454,804	$26,195,362

PIPELINES—C-CORP	6.2%
Enbridge, Inc.(a)		1,308,442	38,101,295
TC Energy Corp.(a)		1,784,741	79,326,050

			117,427,345

RAILWAYS	1.6%
Canadian Pacific Railway Ltd.(a)		137,681	30,382,175

REAL ESTATE	0.0%
OFFICE	0.0%
Allied Properties REIT		8,503	270,322

RESIDENTIAL	0.0%
Boardwalk REIT		9,531	155,159

TOTAL REAL ESTATE			425,481

TOTAL CANADA			174,430,363

CHINA	5.2%
GAS DISTRIBUTION	1.2%
Enn Energy Holdings Ltd. (H shares)		2,344,221	22,709,035

PIPELINES—C-CORP	0.8%
Beijing Enterprises Holdings Ltd. (H shares)(a)		3,899,500	14,231,142

REAL ESTATE	1.1%
DATA CENTERS	1.1%
GDS Holdings Ltd., ADR(a),(b)		339,595	19,686,322

DIVERSIFIED	0.0%
China Overseas Land & Investment Ltd. (H shares)		96,000	294,329

FINANCE	0.0%
ESR Cayman Ltd., 144A (H shares)(b),(c)		94,800	203,558

TOTAL REAL ESTATE			20,184,209

TELECOMMUNICATION SERVICES	0.0%
China Mobile Ltd. (H shares)		96,500	723,198

TOLL ROADS	1.2%
Jiangsu Expressway Co., Ltd., Class H (H shares)		15,514,000	17,243,273
Zhejiang Expressway Co., Ltd., Class H (H shares)		8,712,000	6,020,964

			23,264,237

		Shares/Units	Value
WATER	0.9%
Guangdong Investment Ltd., (H shares)(a)		8,878,425	$17,038,135

TOTAL CHINA			98,149,956

FRANCE	1.8%
ENERGY—OIL & GAS	0.1%
Total SA		40,237	1,516,081

REAL ESTATE	0.0%
DIVERSIFIED	0.0%
Unibail-Rodamco-Westfield		1,506	85,639

NET LEASE	0.0%
ARGAN SA		1,776	131,919

OFFICE	0.0%
Gecina SA		1,592	209,491

RETAIL	0.0%
Klepierre SA		10,095	192,427

TOTAL REAL ESTATE			619,476

TOLL ROADS	1.7%
Eiffage SA		150,076	10,652,919
Vinci SA(a)		263,552	21,534,635

			32,187,554

TOTAL FRANCE			34,323,111

GERMANY	0.1%
REAL ESTATE
OFFICE	0.0%
Alstria Office REIT AG		7,882	113,114

RESIDENTIAL	0.1%
Deutsche Wohnen SE		7,471	283,141
Instone Real Estate Group AG, 144A(b),(c)		5,457	87,308
LEG Immobilien AG		4,310	483,312
Vonovia SE		10,668	530,663

			1,384,424

TOTAL GERMANY			1,497,538

HONG KONG	0.4%
ELECTRIC	0.3%
Power Assets Holdings Ltd.(a)		1,048,500	6,219,951

		Shares/Units	Value
REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Hang Lung Properties Ltd.		125,000	$252,067
New World Development Co., Ltd.		330,017	351,889
Sun Hung Kai Properties Ltd.		49,000	640,628

			1,244,584

RESIDENTIAL	0.0%
Wharf Real Estate Investment Co., Ltd.		35,097	143,158

RETAIL	0.0%
Link REIT		59,797	503,998

TOTAL REAL ESTATE			1,891,740

TOTAL HONG KONG			8,111,691

ITALY	3.8%
COMMUNICATIONS—TOWERS	1.4%
Infrastrutture Wireless Italiane S.p.A., 144A(c)		2,363,699	25,593,636

TOLL ROADS	1.7%
Atlantia S.p.A.		2,628,962	32,658,164

UTILITIES—ELECTRIC UTILITIES	0.7%
Enel S.p.A.		1,984,266	13,687,151

TOTAL ITALY			71,938,951

JAPAN	4.1%
ELECTRIC	2.1%
Chubu Electric Power Co.(a)		1,379,800	19,473,361
Chugoku Electric Power Co., Inc./The(a)		1,461,100	20,385,592

			39,858,953

GAS DISTRIBUTION	0.8%
Tokyo Gas Co., Ltd.(a)		647,700	15,261,912

RAILWAYS	1.0%
East Japan Railway Co.(a)		92,000	6,961,671
West Japan Railway Co.(a)		179,300	12,263,216

			19,224,887

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Activia Properties, Inc.		96	311,624
Japan Prime Realty Investment Corp.		35	105,745
Mitsubishi Estate Co., Ltd.		31,200	460,797

		Shares/Units	Value
Mitsui Fudosan Co., Ltd.		26,000	$450,183
Mitsui Fudosan Logistics Park, Inc.		38	160,751
NIPPON REIT Investment Corp.		60	177,684
Tokyu Fudosan Holdings Corp.		24,940	119,789

			1,786,573

HOTEL	0.0%
Japan Hotel REIT Investment Corp.		243	70,936

INDUSTRIALS	0.1%
GLP J-REIT		415	470,587

OFFICE	0.0%
Nippon Building Fund, Inc.		52	349,801

RESIDENTIAL	0.0%
Daiwa House REIT Investment Corp.		157	384,795

RETAIL	0.0%
Japan Retail Fund Investment Corp.		48	54,565

TOTAL REAL ESTATE			3,117,257

TOTAL JAPAN			77,463,009

MEXICO	1.9%
AIRPORTS	1.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		3,850,999	20,821,125

ELECTRIC	0.8%
Infraestructura Energetica Nova SAB de CV		4,804,786	14,747,032

TOTAL MEXICO			35,568,157

NETHERLANDS	0.7%
MARINE PORTS
Koninklijke Vopak NV		250,000	13,127,525

NEW ZEALAND	0.4%
AIRPORTS
Auckland International Airport Ltd.(a)		2,307,259	6,874,968

NORWAY	0.0%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		11,370	135,814

SINGAPORE	0.1%
REAL ESTATE
DIVERSIFIED	0.1%
CapitaLand Ltd.		72,200	144,683
City Developments Ltd.		27,400	138,936
Keppel DC REIT		197,500	316,970

			600,589

		Shares/Units	Value
HEALTH CARE	0.0%
Parkway Life Real Estate Investment Trust		93,300	$203,660

INDUSTRIALS	0.0%
Mapletree Industrial Trust		82,200	139,589

TOTAL SINGAPORE			943,838

SPAIN	0.9%
AIRPORTS
Aena SME SA, 144A(a),(c)		160,514	17,414,862

SWEDEN	0.1%
COMMUNICATIONS	0.1%
Telia Co. AB		179,800	643,573

REAL ESTATE	0.0%
DIVERSIFIED	0.0%
Castellum AB		14,059	237,041
Fastighets AB Balder, Class B(b)		5,620	203,170

			440,211

RETAIL	0.0%
Catena AB		3,976	115,428

TOTAL REAL ESTATE			555,639

TOTAL SWEDEN			1,199,212

SWITZERLAND	0.4%
AIRPORTS
Flughafen Zurich AG		61,160	6,842,129

THAILAND	1.9%
AIRPORTS
Airports of Thailand PCL		23,767,900	36,582,630

UNITED KINGDOM	4.4%
ELECTRIC	3.1%
National Grid PLC		5,030,669	58,779,691

REAL ESTATE	0.1%
DIVERSIFIED	0.0%
LondonMetric Property PLC		62,779	136,927

HEALTH CARE	0.0%
Assura PLC		194,211	201,320

		Shares/Units	Value
INDUSTRIALS	0.1%
Segro PLC		35,003	$330,896

OFFICE	0.0%
Derwent London PLC		4,741	191,515

RESIDENTIAL	0.0%
Grainger PLC (USD)		37,586	119,611
UNITE Group PLC/The		12,117	120,921

			240,532

SELF STORAGE	0.0%
Safestore Holdings PLC		15,577	123,177

SHOPPING CENTERS	0.0%
Land Securities Group PLC		9,160	63,167

TOTAL REAL ESTATE			1,287,534

WATER	1.2%
United Utilities Group PLC(a)		2,068,572	23,155,410

TOTAL UNITED KINGDOM			83,222,635

UNITED STATES	73.5%
COMMUNICATIONS—TOWERS	16.4%
American Tower Corp.(a),(d)		493,379	107,433,277
Crown Castle International Corp.(a),(d)		1,203,997	173,857,167
SBA Communications Corp.(a)		104,357	28,173,259

			309,463,703

CONSUMER—CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.0%
Boyd Gaming Corp.		9,674	139,499

DIVERSIFIED	0.4%
Macquarie Infrastructure Co. LLC(a)		316,453	7,990,438

ELECTRIC	38.0%
Alliant Energy Corp.(a),(d)		1,054,083	50,901,668
CMS Energy Corp.(a),(d)		765,293	44,960,964
Dominion Energy, Inc.(a)		517,111	37,330,243
DTE Energy Co.(a),(d)		328,852	31,231,074
Duke Energy Corp.(a)		1,092,717	88,378,951
Edison International(a),(d)		561,544	30,766,996
Evergy, Inc.(a)		655,354	36,077,238
FirstEnergy Corp.(a),(d)		1,246,482	49,946,534
NextEra Energy, Inc.		829,457	199,583,943
NorthWestern Corp.(a)		603,763	36,123,140

		Shares/Units	Value
WEC Energy Group, Inc.(a),(d)		570,568	$50,284,158
Xcel Energy, Inc.(a),(d)		1,067,763	64,386,109

TOTAL ELECTRIC			719,971,018

ENERGY	0.2%
Magellan Midstream Partners LP		80,921	2,952,807

GAS DISTRIBUTION	2.1%
Atmos Energy Corp.(a),(d)		278,523	27,637,838
NiSource, Inc.(a)		462,529	11,549,349

			39,187,187

INDUSTRIALS	0.1%
United Parcel Service, Inc. Class B(a)		27,024	2,524,582

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Verizon Communications, Inc.(a)		62,022	3,332,442

PIPELINES	6.0%
PIPELINES—C-CORP	4.9%
Kinder Morgan, Inc.(a)		5,090,213	70,855,765
ONEOK, Inc.(a),(d)		250,482	5,463,012
Plains GP Holdings LP, Class A(a)		1,219,622	6,842,080
Williams Cos., Inc.(a)		690,172	9,765,934

			92,926,791

PIPELINES—MLP	1.1%
Enterprise Products Partners LP(a)		632,713	9,047,796
MPLX LP(a),(d)		514,959	5,983,824
Noble Midstream Partners LP		681,713	2,385,995
Western Midstream Partners LP(a)		840,056	2,721,781

			20,139,396

TOTAL PIPELINES			113,066,187

RAILWAYS	4.7%
Norfolk Southern Corp.(a),(d)		304,962	44,524,452
Union Pacific Corp.(a),(d)		320,306	45,175,958

			89,700,410

REAL ESTATE	2.0%
DATA CENTERS	1.4%
CyrusOne, Inc.(a),(d)		411,742	25,425,068
Digital Realty Trust, Inc.		6,347	881,662
Equinix, Inc.		370	231,091

			26,537,821

		Shares/Units	Value
DIVERSIFIED	0.0%
Jones Lang LaSalle, Inc.		1,805	$182,269

HEALTH CARE	0.1%
Healthcare Trust of America, Inc., Class A		10,731	260,549
Healthpeak Properties, Inc.		14,298	341,007
Medical Properties Trust, Inc.		17,430	301,365
Omega Healthcare Investors, Inc.		5,366	142,413
Ventas, Inc.		6,836	183,205
Welltower, Inc.		22,231	1,017,735

			2,246,274

HOTEL	0.0%
Hilton Worldwide Holdings, Inc.		3,644	248,667
Host Hotels & Resorts, Inc.		23,957	264,485

			513,152

INDUSTRIALS	0.1%
Duke Realty Corp.		9,589	310,492
Prologis, Inc.		20,543	1,651,041

			1,961,533

NET LEASE	0.1%
Agree Realty Corp.		5,349	331,103
VEREIT, Inc.		63,691	311,449
VICI Properties, Inc.		29,181	485,572

			1,128,124

OFFICE	0.0%
Empire State Realty Trust, Inc., Class A		17,705	158,637
Kilroy Realty Corp.		10,284	655,091

			813,728

RESIDENTIAL	0.1%
Equity Residential		12,675	782,174
Essex Property Trust, Inc.		2,755	606,761
Invitation Homes, Inc.		17,489	373,740
UDR, Inc.		25,282	923,805

			2,686,480

		Shares/Units	Value
SELF STORAGE	0.1%
Extra Space Storage, Inc.		6,367	$609,704
Public Storage		4,679	929,296

			1,539,000

SHOPPING CENTERS	0.1%
COMMUNITY CENTER	0.1%
Kimco Realty Corp.		26,392	255,211
Regency Centers Corp.		10,373	398,634

			653,845

REGIONAL MALL	0.0%
Simon Property Group, Inc.		6,306	345,947

TOTAL SHOPPING CENTERS			999,792

TOTAL REAL ESTATE			38,608,173

WATER	3.4%
American Water Works Co., Inc.(a),(d)		543,322	64,959,578

TOTAL UNITED STATES			1,391,896,024

TOTAL COMMON STOCK (Identified cost—$1,955,143,879)			2,231,316,486

EXCHANGE-TRADED FUNDS—UNITED STATES	0.1%
iShares Preferred & Income Securities ETF		84,411	2,687,646

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$2,698,611)			2,687,646

PREFERRED SECURITIES—$25 PAR VALUE	7.5%
BERMUDA	0.1%
INSURANCE
PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		77,050	1,688,936

REINSURANCE	0.0%
RenaissanceRe Holdings Ltd., 5.75%, Series F (USD)(f)		7,000	173,320

TOTAL BERMUDA			1,862,256

CANADA	0.2%
PIPELINES	0.1%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(e)		77,150	1,407,988

		Shares/Units	Value
UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (USD)(e)		38,890	$960,972
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (USD)(e)		65,127	1,530,484

TOTAL UTILITIES			2,491,456

TOTAL CANADA			3,899,444

NETHERLANDS	0.1%
INSURANCE
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (USD)(a)		132,100	2,750,322

UNITED STATES	7.1%
BANKS	3.1%
Bank of America Corp., 6.00%, Series EE(a),(f)		100,000	2,505,000
Bank of America Corp., 6.00%, Series GG(a),(f)		204,775	5,252,479
Bank of America Corp., 5.875%, Series HH(f)		82,800	2,092,356
Bank of America Corp., 5.375%, Series KK(f)		55,130	1,336,903
Bank of America Corp., 5.00%, Series LL(f)		101,143	2,374,838
Capital One Financial Corp., 6.00%, Series H(f)		37,407	900,386
Capital One Financial Corp., 4.80%, Series J(f)		140,575	2,642,810
Citigroup Capital XIII, 8.14%, due 10/30/40, (FRN)(g)		145,444	3,723,366
Citigroup, Inc., 6.30%, Series S(a),(f)		97,743	2,473,875
Citizens Financial Group, Inc., 5.00%, Series E(f)		58,500	1,209,780
GMAC Capital Trust I, 7.477% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a),(g)		216,141	4,433,052
Huntington Bancshares, Inc., 6.25%, Series D(a),(f)		73,122	1,787,102
JPMorgan Chase & Co., 6.10%, Series AA(a),(f)		121,901	3,054,839
JPMorgan Chase & Co., 5.75%, Series DD(f)		15,000	380,250
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(e),(f)		58,930	1,289,388
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(e),(f)		181,815	4,272,653
Synovus Financial Corp., 5.875% to 7/1/24, Series E(e),(f)		82,725	1,699,999
Wells Fargo & Co., 5.25%, Series P(a),(f)		110,900	2,578,425
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(e),(f)		129,292	3,148,260
Wells Fargo & Co., 6.00%, Series T(a),(f)		24,750	631,373
Wells Fargo & Co., 5.70%, Series W(a),(f)		143,039	3,540,215
Wells Fargo & Co., 5.625%, Series Y(a),(f)		99,275	2,445,143
Wells Fargo & Co., 4.75%, Series Z(a),(f)		206,575	4,338,075

			58,110,567

		Shares/Units	Value
ELECTRIC	1.4%
CMS Energy Corp., 5.875%, due 3/1/79(a)		99,975	$2,524,369
DTE Energy Co., 5.375%, due 6/1/76, Series B(a)		182,874	4,365,202
Duke Energy Corp., 5.75%, Series A(a),(f)		181,350	4,711,473
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(a),(e)		174,388	3,967,327
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		115,742	2,947,949
Southern Co./The, 5.25%, due 12/1/77(a)		99,672	2,451,931
Southern Co./The, 4.95%, due 1/30/80, Series 2020A(a)		230,000	5,149,700

			26,117,951

FINANCIAL	0.8%
DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 6.375%, Series A(f)		57,982	1,367,795
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64, Series US(a)		90,000	2,264,400
Synchrony Financial, 5.625%, Series A(f)		93,732	1,599,068

			5,231,263

INVESTMENT BANKER/BROKER	0.5%
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(e),(f)		100,436	2,576,183
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(e),(f)		178,969	4,486,753
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(e),(f)		110,200	2,713,124

			9,776,060

TOTAL FINANCIAL			15,007,323

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(e),(f)		135,283	3,122,332
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(e),(f)		137,935	3,071,812

			6,194,144

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.4%
American Equity Investment Life Holding Co., 5.95% to 12/1/24, Series A(e),(f)		33,980	541,641
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(e),(f)		115,223	2,617,866
Athene Holding Ltd., 5.625%, Series B(f)		5,075	99,927
Equitable Holdings, Inc., 5.25%, Series A(f)		52,000	879,840
MetLife, Inc., 4.75%, Series F(f)		68,800	1,469,568
Unum Group, 6.25%, due 6/15/58		16,000	365,600
Voya Financial, Inc., 5.35% to 9/15/29, Series B(e),(f)		97,375	2,240,599

			8,215,041

		Shares/Units	Value
MULTI-LINE	0.3%
Allstate Corp./The, 5.10%, Series H(a),(f)		146,650	$3,387,615
American International Group, Inc., 5.85%, Series A(f)		11,342	265,743
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		50,210	1,150,813

			4,804,171

REINSURANCE	0.0%
Arch Capital Group Ltd., 5.25%, Series E(f)		10,833	248,509

TOTAL INSURANCE			13,267,721

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, Inc., 5.625%, due 8/1/67		50,000	1,275,000

PIPELINES	0.2%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(e),(f)		142,225	1,792,035
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(e),(f)		89,991	1,142,886
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(e),(f)		25,586	318,034

			3,252,955

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
VEREIT, Inc., 6.70%, Series F(a),(f)		66,586	1,471,551

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(a),(f)		80,000	1,780,000

TOTAL REAL ESTATE			3,251,551

UTILITIES	0.3%
NiSource, Inc. 0.0 to 3/15/24, Series B(a),(e),(f)		92,315	2,344,801
South Jersey Industries, Inc., 5.625%, due 9/16/79		95,800	2,123,886
Spire, Inc., 5.90%, Series A(a),(f)		101,071	2,522,732

			6,991,419

TOTAL UNITED STATES			133,468,631

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$156,202,878)			141,980,653

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	15.0%
AUSTRALIA	0.5%
INSURANCE-PROPERTY CASUALTY	0.4%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(e),(h)		$5,155,000	$5,112,446
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(e),(h)		1,800,000	1,737,006

			6,849,452

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (USD)(a),(c),(e)		1,600,000	1,699,208

TOTAL AUSTRALIA			8,548,660

BRAZIL	0.1%
BANKS
Itau Unibanco Holding SA, 4.50% to 11/21/24, due 11/21/29, 144A (USD)(a),(c),(e),(i)		1,400,000	1,277,500

CANADA	1.3%
PIPELINES	0.9%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(a),(e)		4,155,000	3,081,951
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(a),(e)		3,289,000	2,472,489
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (USD)(a),(e)		8,620,000	6,609,342
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(a),(e)		5,765,000	4,521,172

			16,684,954

UTILITIES	0.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(a),(e)		8,000,000	7,413,960

TOTAL CANADA			24,098,914

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A (USD)(a),(c),(e),(f),(i)		1,400,000	1,268,169

FRANCE	1.5%
BANKS	1.4%
BNP Paribas SA, 6.625% to 3/25/24, 144A (USD)(a),(c),(e),(f),(i)		4,000,000	3,545,000
BNP Paribas SA, 7.00% to 8/16/28, 144A (USD)(a),(c),(e),(f),(i)		1,000,000	968,945
BNP Paribas SA, 7.195% to 6/25/37, 144A (USD)(a),(c),(e),(f)		2,900,000	2,874,959
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(a),(c),(e),(f),(i)		3,600,000	3,440,502

		Principal Amount	Value
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(a),(c),(e),(f),(i)		$2,400,000	$2,344,500
Credit Agricole SA, 6.875% to 9/23/24, 144A (USD)(a),(c),(e),(f),(i)		2,600,000	2,328,807
Credit Agricole SA, 7.875% to 1/23/24, 144A (USD)(c),(e),(f),(i)		400,000	388,174
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(a),(c),(e),(f),(i)		3,550,000	3,678,769
Societe Generale SA, 6.75% to 4/6/28, 144A (USD)(a),(c),(e),(f),(i)		1,400,000	1,168,391
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(a),(c),(e),(f),(i)		3,000,000	2,774,925
Societe Generale SA, 7.375% to 10/4/23, 144A (USD)(a),(c),(e),(f),(i)		2,000,000	1,731,390
Societe Generale SA, 8.00% to 9/29/25, 144A (USD)(a),(c),(e),(f),(i)		1,800,000	1,648,251

			26,892,613

INSURANCE—MULTI-LINE	0.1%
AXA SA, 6.379% to 12/14/36, 144A (USD)(a),(c),(e),(f)		1,600,000	1,894,104

TOTAL FRANCE			28,786,717

GERMANY	0.0%
BANKS
Commerzbank AG, 7.00% to 4/9/25 (USD)(e),(f),(h),(i)		1,000,000	803,750

HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (USD)(a),(c),(e),(f)		2,200,000	2,276,874

ITALY	0.1%
BANKS
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (USD)(a),(c),(e),(f),(i)		2,900,000	2,467,016

JAPAN	0.5%
INSURANCE
LIFE/HEALTH INSURANCE	0.4%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (USD)(a),(c),(e),(f)		2,000,000	2,065,790
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(a),(c),(e)		5,000,000	5,224,202

			7,289,992

PROPERTY CASUALTY	0.1%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (USD)(a),(c),(e),(f)		2,400,000	2,497,956

TOTAL JAPAN			9,787,948

NETHERLANDS	0.2%
BANKS
ING Groep N.V., 5.75% to 11/16/26 (USD)(a),(e),(f),(i)		1,800,000	1,559,637
ING Groep N.V., 6.875% to 4/16/22 (USD)(e),(f),(h),(i)		3,000,000	2,630,112

TOTAL NETHERLANDS			4,189,749

		Principal Amount	Value
NORWAY	0.1%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(e),(f),(h),(i)		$3,000,000	$2,711,772

SPAIN	0.2%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (USD)(a),(e),(f),(i)		3,800,000	2,947,641

SWEDEN	0.1%
BANKS
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (USD)(e),(f),(h),(i)		800,000	695,464
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (USD)(e),(f),(h),(i)		2,200,000	2,055,075

TOTAL SWEDEN			2,750,539

SWITZERLAND	1.3%
BANKS	1.2%
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(e),(f),(h),(i)		2,600,000	2,406,274
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (USD)(a),(c),(e),(f),(i)		3,000,000	2,635,605
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (USD)(a),(c),(e),(f),(i)		1,400,000	1,271,473
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(c),(e),(f),(i)		400,000	387,528
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(a),(c),(e),(f),(i)		4,800,000	4,427,016
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (USD)(e),(f),(h),(i)		3,200,000	3,054,320
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (USD)(e),(f),(h),(i)		1,600,000	1,568,000
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (USD)(e),(f),(h),(i)		1,600,000	1,569,629
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (USD)(a),(c),(e),(f),(i)		4,600,000	4,327,197

			21,647,042

INSURANCE—PROPERTY CASUALTY	0.1%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (USD)(a),(c),(e)		2,000,000	2,045,598

TOTAL SWITZERLAND			23,692,640

		Principal Amount		Value
UNITED KINGDOM	2.5%
BANKS	2.3%
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(h),(i)		$3,800,000		$3,496,000
Barclays PLC, 8.00% to 6/15/24 (USD)(a),(e),(f),(i)		2,200,000		2,044,471
HBOS Capital Funding LP, 6.85% (USD)(f),(h)		2,400,000		2,272,800
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (USD)(a),(c),(e),(f)		8,950,000		13,163,794
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(a),(e),(f),(i)		1,600,000		1,497,112
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(a),(e),(f),(i)		2,800,000		2,620,282
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(a),(e),(f),(i)		2,400,000		2,358,324
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(a),(e),(f),(i)		3,534,000		3,053,464
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(a),(e),(f),(i)		2,800,000		2,518,586
Nationwide Building Society, 10.25%, due 12/6/99(f),(h)		435,000		707,811
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (USD)(a),(e),(f)		2,512,000		3,216,177
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (USD)(a),(e),(f),(i)		3,600,000		3,382,938
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (USD)(a),(e),(f),(i)		3,200,000		3,137,040
Standard Chartered PLC, 7.75% to 4/2/23, 144A (USD)(c),(e),(f),(i)		600,000		589,794

				44,058,593

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (USD)(a),(e)		2,850,000		3,052,235

TOTAL UNITED KINGDOM				47,110,828

UNITED STATES	6.4%
BANKS	3.5%
AgriBank FCB, 6.875% to 1/1/24(a),(e),(f)		37,000	†	3,593,625
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(e),(f)		2,186,000		2,209,379
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(e),(f)		4,682,000		4,748,274
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(e),(f)		700,000		710,986
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(e),(f)		3,806,000		4,017,975
Citigroup, Inc., 5.90% to 2/15/23(a),(e),(f)		5,675,000		5,479,156
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(e),(f)		6,000,000		5,816,670
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(e),(f)		4,850,000		4,999,550
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(e),(f)		3,040,000		2,781,159
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(e),(f)		1,200,000		1,044,834
CoBank ACB, 6.25% to 10/1/22, Series F(a),(e),(f)		52,500	†	5,197,500

		Principal Amount		Value
CoBank ACB, 6.25% to 10/1/26, Series I(a),(e),(f)		$2,866,000		$2,837,340
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(e),(f)		35,300	†	3,441,750
Farm Credit Bank of Texas, 10.00%, Series 1(a),(f)		2,000	†	2,019,000
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(e),(f)		1,645,000		1,597,024
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(e),(f)		1,690,000		1,625,450
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(a),(e),(f)		1,128,000		1,004,704
JPMorgan Chase & Co., 5.24% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(f),(g)		2,034,000		1,839,234
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(e),(f)		2,790,000		2,917,489
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(e),(f)		500,000		509,848
Truist Financial Corp., 5.125% to 12/15/27, Series M(e),(f)		500,000		425,408
Truist Financial Corp., 4.80% to 9/01/24, Series N(a),(e),(f)		1,810,000		1,557,858
Wells Fargo & Co., 5.95%, due 12/1/86		2,830,000		3,558,952
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(e),(f)		1,891,000		1,920,679

				65,853,844

COMMUNICATIONS—TOWERS	0.5%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(a)		7,400	†	9,576,291

ELECTRIC	0.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(e),(f)		1,960,000		1,569,363
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(e),(f)		2,220,000		1,996,457
Duke Energy Corp., 4.875% to 9/16/24(a),(e),(f)		3,580,000		3,009,688

				6,575,508

FOOD	0.3%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(f),(j)		60,000	†	5,531,760

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 5.00% to 1/21/21, Series D(a),(e),(f)		2,252,000		1,862,123

INSURANCE	1.5%
LIFE/HEALTH INSURANCE	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(a),(c)		4,500,000		5,226,142
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(e),(f)		3,200,000		2,790,000
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(e),(f)		2,530,000		2,418,212
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(c)		6,500,000		8,133,872
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(e)		500,000		459,128
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(e),(f)		1,560,000		1,412,884

				20,440,238

		Principal Amount	Value
MULTI-LINE	0.1%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(a),(e)		$925,000	$1,086,108

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a),(e)		3,200,000	2,764,034
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(a),(c)		1,680,000	1,785,932

			4,549,966

REINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(a),(e)		1,760,000	1,494,275

TOTAL INSURANCE			27,570,587

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(e),(f)		2,780,000	1,676,562

UTILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a),(e)		2,870,000	2,653,940

TOTAL UNITED STATES			121,300,615

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$295,221,827)			284,019,332

CORPORATE BONDS—UNITED STATES	0.1%
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES
GE Capital International Funding Co. Unlimited Co., due 11/15/35		2,000,000	2,169,395

TOTAL CORPORATE BONDS (Identified cost—$2,080,486)			2,169,395

		Shares
SHORT-TERM INVESTMENTS	3.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(k)		70,485,258	70,485,258

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$70,485,258)			70,485,258

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,481,832,939)	144.3%	$2,732,658,770
LIABILITIES IN EXCESS OF OTHER ASSETS	(44.3)	(839,565,557)

NET ASSETS (Equivalent to $20.24 per share based on 93,522,809 shares of common stock outstanding)	100.0%	$1,893,093,213

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable(l)	Fixed Payment Frequency	Floating Rate Receivable(l) (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$212,500,000	1.240%	Monthly	1 month LIBOR	Monthly	2/3/26	$(8,086,802)	$(102,362)	$(8,189,164)

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the period ended March 31, 2020.

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,702,528,991 in aggregate has been pledged as collateral.
(b)	Non-income producing security.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $170,161,433 which represents 9.0% of the net assets of the Fund, of which 0.3% are illiquid.

(d)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $735,060,276 in aggregate has been rehypothecated.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Variable rate. Rate shown is in effect at March 31, 2020.
(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $30,820,458 which represents 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $88,778,843 which represents 4.7% of the net assets of the Fund (3.2% of the managed assets of the Fund).

(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven-day yield.
(l)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on December 28, 2020 (effective date).

Sector Summary	% of Managed Assets
Electric	34.1
Communications	12.6
Pipelines	9.8
Banks	8.6
Toll Roads	6.4
Railways	5.5
Airports	4.5
Water	3.8
Gas Distribution	2.8
Real Estate	2.7
Insurance	2.2
Utilities	1.2
Financial	0.6
Marine Ports	0.5
Other	4.7

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) interest rate swaps are valued utilizing quotes received from a third-party pricing service. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$133,122,451	$—	$133,122,451	$—
Austria	123,140	—	123,140	—
Belgium	16,638,249	—	16,638,249	—
China	98,149,956	19,686,322	78,463,634	—
France	34,323,111	85,639	34,237,472	—
Germany	1,497,538	—	1,497,538	—
Hong Kong	8,111,691	—	8,111,691	—
Italy	71,938,951	—	71,938,951	—
Japan	77,463,009	—	77,463,009	—
Netherlands	13,127,525	—	13,127,525	—
New Zealand	6,874,968	—	6,874,968	—
Norway	135,814	—	135,814	—
Singapore	943,838	—	943,838	—
Spain	17,414,862	—	17,414,862	—
Sweden	1,199,212	—	1,199,212	—
Switzerland	6,842,129	—	6,842,129	—
Thailand	36,582,630	—	36,582,630	—
United Kingdom	83,222,635	—	83,222,635	—
Other Countries	1,623,604,777	1,623,604,777	—	—
Exchange-Traded Funds	2,687,646	2,687,646	—	—
Preferred Securities—$25 Par Value:
United States	26,117,951	22,150,624	3,967,327	—
Other Countries	115,862,702	115,862,702	—	—
Preferred Securities—Capital Securities:
United States	121,300,615	—	115,768,855	5,531,760
Other Countries	162,718,717	—	162,718,717	—
Corporate Bonds	2,169,395	—	2,169,395	—
Short-Term Investments	70,485,258	—	70,485,258	—

Total Investments in Securities(a)	$2,732,658,770	$1,784,077,710	$943,049,300	$5,531,760	(b)

Interest Rate Swaps	$(8,086,802)	$—	$(8,086,802)	$—

Total Derivative Liabilities(a)	$(8,086,802)	$—	$(8,086,802)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments In Securities
Balance as of December 31, 2019	$18,093,624
Transfer out of Level 3(a)	(1,630,342)
Change in unrealized appreciation (depreciation)	(10,931,522)

Balance as of March 31, 2020	$5,531,760

(a)

As of December 31, 2019 the Fund used significant unobservable inputs in determining the value of this investment. As of March 31, 2020 the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $(432,120).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At March 31, 2020, the Fund did not have any option contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s written option contracts activity for the three months ended March 31, 2020:

Written Option Contracts(a),(b)
Average Notional Amount	$19,530,558

(a)	Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for written options.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.